Fees Summary	Dec. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,336,901.35
Previously Paid Amount	0.00
Total Fee Amount	1,289.43
Total Offset Amount	0.00
Net Fee	1,289.43
Narrative - Max Aggregate Offering Price	$ 9,336,901.35
Final Prospectus	true